Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Revenues	$ 810	$ 853	$ 763
Research and development expenses	(7,763)	(9,850)	(11,951)
General and administrative expenses	(3,143)	(3,845)	(2,951)
Operating loss	(10,096)	(12,842)	(14,139)
Total financial income (expense), net	(77)	227	(304)
Loss before taxes on income	(10,173)	(12,615)	(14,443)
Taxes on income
Net loss	(10,173)	(12,615)	(14,443)
Deemed dividend		(2,590)	(715)
Total comprehensive loss	$ (10,173)	$ (15,205)	$ (15,158)
Basic and diluted net loss per share (in Dollars per share)	$ (0.01)	$ (0.03)	$ (0.04)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in Shares)	815,746,293	553,079,638	358,411,297